UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

Ticker: HTY

Quarterly portfolio holdings 7/31/2014

John Hancock
INVESTMENTS

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.7%		$115,387,821

(Cost $116,962,089)

Australia 3.1%		3,750,268

BHP Billiton, Ltd.	19,850	704,803
Commonwealth Bank of Australia	9,162	706,663
Telstra Corp., Ltd.	317,600	1,610,581
Westpac Banking Corp.	22,900	728,221

Belgium 0.6%		690,769

Anheuser-Busch InBev NV	6,400	690,769

Canada 4.8%		5,765,287

BCE, Inc.	54,100	2,450,092
Potash Corp. of Saskatchewan, Inc. (C)	34,300	1,217,307
Rogers Communications, Inc., Class B	26,800	1,046,585
Shaw Communications, Inc., Class B	42,900	1,051,303

France 7.8%		9,454,469

Electricite de France SA	54,500	1,760,558
Sanofi	8,700	913,420
SCOR SE	35,000	1,125,908
Total SA	34,100	2,199,268
Vinci SA	29,200	2,015,177
Vivendi SA (I)	57,380	1,440,138

Germany 6.3%		7,639,113

Allianz SE	4,900	815,782
BASF SE	15,300	1,583,457
Daimler AG	15,900	1,312,047
Deutsche Post AG	19,300	617,497
Deutsche Telekom AG	117,700	1,909,994
Muenchener Rueckversicherungs AG	6,600	1,400,336

Italy 1.9%		2,311,940

Terna Rete Elettrica Nazionale SpA	439,600	2,311,940

Netherlands 2.3%		2,735,920

Royal Dutch Shell PLC, ADR (C)	24,780	2,027,747
Wolters Kluwer NV	25,560	708,173

Norway 3.0%		3,660,718

Orkla ASA	112,900	1,021,923
Statoil ASA	37,500	1,071,546
Yara International ASA	34,300	1,567,249

Philippines 0.7%		780,996

Philippine Long Distance Telephone Company, ADR (C)	11,100	780,996

Sweden 0.9%		1,088,425

Svenska Handelsbanken AB, Class A	22,600	1,088,425

Switzerland 3.9%		4,684,276

Nestle SA	9,400	695,976
Novartis AG	13,500	1,174,481
Roche Holding AG	3,000	870,617
Swisscom AG	3,500	1,943,202

1

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-14 (Unaudited)

	Shares	Value

United Kingdom 21.5%		$25,895,622

AstraZeneca PLC, ADR (C)	10,253	746,316
BAE Systems PLC	252,200	1,817,593
British American Tobacco PLC	24,200	1,417,693
Centrica PLC	219,800	1,145,259
Compass Group PLC	89,976	1,466,119
Diageo PLC, ADR	4,500	540,990
GlaxoSmithKline PLC	84,700	2,041,163
Imperial Tobacco Group PLC	86,400	3,740,595
National Grid PLC	178,200	2,538,144
Pearson PLC	54,600	1,050,224
Severn Trent PLC	36,000	1,174,424
SSE PLC	116,300	2,856,208
Unilever PLC	20,870	901,720
United Utilities Group PLC	152,300	2,282,750
Vodafone Group PLC	498,100	1,658,718
WM Morrison Supermarkets PLC	182,400	517,706

United States 38.9%		46,930,018

AbbVie, Inc. (C)	16,600	868,844
Altria Group, Inc.	55,500	2,253,300
Ameren Corp. (C)	33,700	1,295,765
Apple, Inc.	12,600	1,204,182
Arthur J. Gallagher & Company (C)	14,500	652,500
AT&T, Inc. (C)	64,400	2,291,996
Automatic Data Processing, Inc. (C)	9,100	739,921
CenturyLink, Inc.	55,400	2,173,896
CME Group, Inc. (C)	14,960	1,106,142
ConocoPhillips (C)	15,000	1,237,500
Deere & Company	7,400	629,814
Dominion Resources, Inc. (C)	9,400	635,816
Duke Energy Corp. (C)	26,250	1,893,413
E.I. du Pont de Nemours & Company	10,750	691,333
Emerson Electric Company	10,600	674,690
Johnson & Johnson	7,300	730,657
Kimberly-Clark Corp. (C)	10,300	1,069,861
KLA-Tencor Corp. (C)	10,300	736,347
Lockheed Martin Corp. (C)	9,500	1,586,215
Lorillard, Inc. (C)	36,650	2,216,592
Mattel, Inc. (C)	27,540	975,605
McDonald's Corp.	7,600	718,656
Merck & Company, Inc. (C)	19,400	1,100,756
Microchip Technology, Inc. (C)	17,900	805,858
Microsoft Corp. (C)	18,700	807,092
People's United Financial, Inc.	61,020	886,010
PepsiCo, Inc. (C)	7,800	687,180
Philip Morris International, Inc.	17,700	1,451,577
PPL Corp. (C)	55,300	1,824,347
R.R. Donnelley & Sons Company (C)	52,100	904,456
Regal Entertainment Group, Class A (C)	44,200	860,132
Reynolds American, Inc. (C)	38,790	2,166,422
TECO Energy, Inc. (C)	79,800	1,393,308
The Coca-Cola Company	21,300	836,877
The Dow Chemical Company (C)	23,200	1,184,824
The Southern Company (C)	39,080	1,691,773
Verizon Communications, Inc. (C)	45,039	2,270,882
Waste Management, Inc. (C)	15,100	677,839
Wells Fargo & Company	19,600	997,640

2

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-14 (Unaudited)

		Shares	Value
Preferred Securities 0.8%			$985,072

(Cost $854,267)

United States 0.8%			985,072

MetLife, Inc., Series B, 6.500% (C)		38,600	985,072
	Yield (%)	Shares	Value

Short-Term Investments 2.8%			$3,442,942

(Cost $3,442,942)

Money Market Funds 1.5%			1,839,942

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	1,839,942	1,839,942

		Par value	Value
Repurchase Agreement 1.3%			1,603,000

Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $1,603,000 on 8-1-14, collateralized by $1,645,000 Federal Home Loan Mortgage Corp., 1.100% due 10-
5-17 (valued at $1,638,831, including interest)		$1,603,000	1,603,000

Total investments (Cost $121,259,298)† 99.3%			$119,815,835

Other assets and liabilities, net 0.7%			$797,204

Total net assets 100.0%			$120,613,039

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing.

(C) A portion of this security is segregated as collateral for options. Total collateral value at 7-31-14 was $30,002,916.

(Y) The rate shown is the annualized seven-day yield as of 7-31-14.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $121,948,263.

Net unrealized depreciation aggregated $2,132,428, of which $2,551,875 related to appreciated investment securities and $4,684,303 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-14:

Utilities	18.9%
Consumer Staples	16.7%
Telecommunication Services	16.2%
Financials	8.7%
Industrials	7.4%
Health Care	7.0%
Consumer Discretionary	6.8%
Materials	5.8%
Energy	5.4%
Information Technology	3.6%
Short-Term Investments & Other	3.5%

Total	100.0%

3

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
Australia	$3,750,268	—	$3,750,268	—
Belgium	690,769	—	690,769	—
Canada	5,765,287	$5,765,287	—	—
France	9,454,469	—	9,454,469	—
Germany	7,639,113	—	7,639,113	—
Italy	2,311,940	—	2,311,940	—
Netherlands	2,735,920	2,027,747	708,173	—
Norway	3,660,718	—	3,660,718	—
Philippines	780,996	780,996	—	—
Sweden	1,088,425	—	1,088,425	—
Switzerland	4,684,276	—	4,684,276	—
United Kingdom	25,895,622	1,287,306	24,608,316	—
United States	46,930,018	46,930,018	—	—
Preferred Securities	985,072	985,072	—	—
Short-Term Investments	3,442,942	1,839,942	1,603,000	—

Total Investments in Securities	$119,815,835	$59,616,368	$60,199,467	—
Other Financial Instruments:
Written Options	($111,975)	($111,975)	—	—

4

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-14 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the fund’s of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2014, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund’s written options activities during the period ended July 31, 2014 and the contracts held at July 31, 2014.

	Number of Contracts	Premiums Received

Outstanding, beginning of period	385	$762,841
Options written	3,405	5,116,373
Option closed	(2,740)	(4,895,571)
Options exercised	-	-
Options expired	(630)	(589,393)
Outstanding, end of period	420	$394,250

5

Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-14 (Unaudited)

			Number
	Exercise	Expiration	of
Name of Issuer	Price	Date	Contracts	Premium	Value

Calls

NASDAQ 100 Stock Index	$3,925	Aug 2014	15	$62,634	($43,950)
Philadelphia Semiconductor Index	640	Aug 2014	45	40,363	(1,800)
PHLX Housing Sector Index	200	Aug 2014	140	44,374	(2,450)
S+P 500 Index	1,970	Aug 2014	130	244,272	(61,750)
S+P 500 Index	2,045	Aug 2014	90	2,607	(2,025)

			420	$394,250	($111,975)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
__________________
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
__________________
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
__________________
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014